TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Vat Recoverable	$ 1,550	$ 3,231
Gst Recoverable	22	20
Income Taxes Recoverable	1,920	3,329
Total Taxes Recoverable	$ 3,492	$ 6,580